As filed with the Securities and Exchange Commission on May 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-8352

LKCM Funds
(Exact name of registrant as specified in charter)

c/o Luther King Capital Management Corporation
301 Commerce Street, Suite 1600
Fort Worth, TX 76102
(Address of principal executive offices) (Zip code)

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006
(Name and address of agent for service)

1-800-688-LKCM and 1-800-423-6369
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2009

Item 1. Schedule of Investments.

LKCM Small Cap Equity Fund
Schedule of Investments
March 31, 2009 (Unaudited)

		Shares	Value
COMMON STOCKS - 97.9%
Aerospace & Defense - 0.6%
Hexcel Corporation (a)		368,400	$2,420,388

Air Freight & Logistics - 1.0%
Forward Air Corporation		227,450	3,691,513

Auto Components - 1.8%
LKQ Corporation (a)		482,500	6,885,275

Biotechnology - 0.9%
Charles River Laboratories International, Inc. (a)		129,900	3,534,579

Capital Markets - 1.6%
Lazard Ltd. - Class A (b)		208,150	6,119,610

Chemicals - 2.2%
Calgon Carbon Corporation (a)		392,850	5,566,684
FMC Corporation		65,800	2,838,612
			8,405,296
Coal & Consumable Fuels - 1.0%
Foundation Coal Holdings, Inc.		275,500	3,953,425

Commercial Banks - 5.5%
First Horizon National Corporation		494,328	5,309,079
Glacier Bancorp, Inc.		297,930	4,680,480
PrivateBancorp, Inc.		223,300	3,228,918
Prosperity Bancshares, Inc.		152,750	4,177,713
Texas Capital Bancshares, Inc. (a)		308,250	3,470,895
			20,867,085
Commercial Services & Supplies - 6.0%
Coinstar, Inc. (a)		128,300	4,203,108
Copart, Inc. (a)		141,900	4,208,754
The Geo Group Inc. (a)		243,100	3,221,075
Premiere Global Services, Inc. (a)		541,500	4,776,030
Waste Connections, Inc. (a)		249,050	6,400,585
			22,809,552
Computers & Peripherals - 1.1%
Brocade Communications Systems, Inc. (a)		1,254,700	4,328,715

Consumer Finance - 2.2%
Cash America International, Inc.		184,700	2,892,402
First Cash Financial Services, Inc. (a)		363,401	5,421,943
			8,314,345
Containers & Packaging - 2.7%
Packaging Corp of America		220,050	2,865,051
Silgan Holdings Inc.		137,100	7,203,234
			10,068,285
Distributors - 1.6%
The Andersons, Inc.		137,850	1,949,199
WESCO International, Inc. (a)		235,400	4,265,448
			6,214,647
Diversified Consumer Services - 3.6%
Capella Education Company (a)		89,750	4,756,750
Grand Canyon Education, Inc. (a)		300,700	5,190,082
K12 Inc. (a)		257,790	3,583,281
			13,530,113
Diversified Manufacturing - 0.8%
Raven Industries, Inc.		138,100	2,869,718

Electrical Equipment - 0.9%
Baldor Electric Company		224,100	3,247,209

Electronic Equipment & Instruments - 6.3%
Axsys Technologies, Inc. (a)		144,842	6,089,158
Itron, Inc. (a)		84,950	4,022,382
MTS Systems Corporation		159,887	3,637,429
National Instruments Corporation		235,150	4,385,548
Rofin-Sinar Technologies, Inc. (a)		154,500	2,490,540
Trimble Navigation Limited (a)		204,150	3,119,412
			23,744,469
Energy Equipment & Services - 3.4%
Core Laboratories N.V. (b)		56,600	4,140,856
Dril-Quip, Inc. (a)		203,750	6,255,125
Willbros Group, Inc. (a) (b)		243,000	2,357,100
			12,753,081
Food Products - 0.7%
Chiquita Brands International, Inc. (a)		421,800	2,796,534

Health Care Equipment & Supplies - 6.5%
American Medical Systems Holdings, Inc. (a)		259,700	2,895,655
Conceptus Inc. (a)		454,900	5,345,075
Haemonetics Corporation (a)		101,600	5,596,128
Immucor, Inc. (a)		199,400	5,014,910
Meridian Bioscience, Inc.		109,875	1,990,935
Wright Medical Group, Inc. (a)		282,600	3,682,278
			24,524,981
Health Care Providers & Services - 5.4%
Eclipsys Corporation (a)		286,250	2,902,575
inVentiv Health Inc. (a)		271,700	2,217,072
MWI Veterinary Supply, Inc. (a)		200,000	5,696,000
PAREXEL International Corporation (a)		493,650	4,803,215
PSS World Medical, Inc. (a)		322,550	4,628,592
			20,247,454
Hotels, Restaurants & Leisure - 2.3%
Chipotle Mexican Grill, Inc. - Class A (a)		75,700	5,024,966
Texas Roadhouse, Inc. - Class A (a)		404,500	3,854,885
			8,879,851
Household Durables - 2.2%
Jarden Corporation (a)		297,900	3,774,393
Tempur-Pedic International Inc.		606,100	4,424,530
			8,198,923
Insurance - 2.5%
Argo Group International Holdings, Ltd. (a) (b)		220,301	6,637,669
Max Capital Group Ltd. (b)		168,400	2,903,216
			9,540,885
IT Services - 2.0%
ManTech International Corporation - Class A (a)		94,500	3,959,550
SRA International, Inc. - Class A (a)		237,000	3,483,900
			7,443,450
Life Science Tools & Services - 0.5%
Techne Corporation		35,700	1,953,147

Machinery - 3.0%
CLARCOR Inc.		136,800	3,445,992
Franklin Electric Co., Inc.		149,550	3,309,541
Kaydon Corporation		165,650	4,527,215
			11,282,748
Marine - 1.0%
Kirby Corporation (a)		147,500	3,929,400

Oil & Gas Drilling - 0.8%
Atwood Oceanics, Inc. (a)		170,600	2,830,254

Oil & Gas Exploration & Production Companies - 3.6%
Concho Resources Inc. (a)		192,700	4,931,193
Denbury Resources Inc. (a)		263,200	3,911,152
EXCO Resources, Inc. (a)		462,450	4,624,500
			13,466,845
Pharmaceuticals - 0.8%
Endo Pharmaceuticals Holdings Inc. (a)		167,050	2,953,444

Real Estate Investment Trusts - 1.2%
Potlatch Corporation		198,247	4,597,348

Road & Rail - 1.3%
Landstar System, Inc.		141,350	4,730,984

Semiconductor & Semiconductor Equipment - 3.3%
FormFactor Inc. (a)		260,400	4,692,408
Intersil Corporation - Class A		379,800	4,367,700
National Semiconductor Corporation		342,700	3,519,529
			12,579,637
Software - 8.3%
ANSYS, Inc. (a)		79,465	1,994,571
Blackboard Inc. (a)		132,317	4,199,742
F5 Networks, Inc. (a)		212,150	4,444,543
Nuance Communications, Inc. (a)		594,150	6,452,469
Omniture, Inc. (a)		85,900	1,133,021
Sybase, Inc. (a)		121,100	3,668,119
TIBCO Software Inc. (a)		767,500	4,505,225
Wind River Systems, Inc. (a)		811,550	5,193,920
			31,591,610
Specialty Retail - 6.2%
Foot Locker, Inc.		551,350	5,778,148
Jos. A. Bank Clothiers, Inc. (a)		132,993	3,698,535
PetSmart, Inc.		165,450	3,467,832
Rent-A-Center, Inc. (a)		197,550	3,826,544
Tractor Supply Company (a)		121,938	4,397,084
Ulta Salon, Cosmetics & Fragrance, Inc. (a)		344,050	2,277,611
			23,445,754
Textiles, Apparel & Luxury Goods - 1.8%
Phillips-Van Heusen Corporation		189,400	4,295,592
Under Armour, Inc. - Class A (a)		150,350	2,470,251
			6,765,843
Wireless Telecommunication Services - 1.3%
SBA Communications Corporation - Class A (a)		209,742	4,886,989

TOTAL COMMON STOCKS (Cost $494,958,484)			370,403,386

SHORT-TERM INVESTMENTS - 2.1%
Money Market Funds - 2.1%
Dreyfus Government Cash Management Fund - Institutional Shares		3,129,410	3,129,410
Federated Government Obligations Fund - Institutional Shares		4,915,292	4,915,292

TOTAL SHORT-TERM INVESTMENTS (Cost $8,044,702)			8,044,702

Total Investments (Cost $503,003,186) - 100.0%			378,448,088
Other Assets in Excess of Liabilities - 0.0%			22,630
TOTAL NET ASSETS - 100.0%			$378,470,718

(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows:

Cost of investments	$503,003,186
Gross unrealized appreciation	$17,626,341
Gross unrealized depreciation	(142,181,439)
Net unrealized depreciation	($124,555,098)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to
Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Equity Fund
Schedule of Investments
March 31, 2009 (Unaudited)

		Shares	Value
COMMON STOCKS - 95.6%
Aerospace & Defense - 6.6%
Honeywell International Inc.		16,000	$445,760
Raytheon Company		18,000	700,920
Rockwell Collins, Inc.		18,000	587,520
United Technologies Corporation		10,000	429,800
			2,164,000
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.		6,000	273,660

Beverages - 6.7%
The Coca-Cola Company		14,000	615,300
Fomento Economico Mexicano, S.A.B. de C.V. - ADR (b)		15,000	378,150
Molson Coors Brewing Company - Class B		16,000	548,480
PepsiCo, Inc.		13,000	669,240
			2,211,170
Biotechnology - 1.2%
Gilead Sciences, Inc. (a)		8,500	393,720

Capital Markets - 0.8%
Lazard Ltd. - Class A (b)		8,900	261,660

Chemicals - 6.3%
Air Products and Chemicals, Inc.		9,000	506,250
Calgon Carbon Corporation (a)		11,500	162,955
E. I. du Pont de Nemours & Company		25,000	558,250
FMC Corporation		14,600	629,844
Monsanto Company		2,600	216,060
			2,073,359
Commercial Banks - 8.5%
Bank of America Corporation		40,000	272,800
Cullen/Frost Bankers, Inc.		38,000	1,783,720
Wells Fargo & Company		52,000	740,480
			2,797,000
Commercial Services & Supplies - 2.6%
SAIC, Inc. (a)		16,000	298,720
Waste Management, Inc.		22,000	563,200
			861,920
Communications Equipment - 2.5%
Cisco Systems, Inc. (a)		34,000	570,180
Nortel Networks Corporation (a) (b)		5	1
Research In Motion Limited (a) (b)		6,000	258,420
			828,601
Computers & Peripherals - 6.3%
Apple Inc. (a)		3,300	346,896
Brocade Communications Systems, Inc. (a)		43,500	150,075
EMC Corporation (a)		55,000	627,000
International Business Machines Corporation		10,000	968,900
			2,092,871
Construction & Engineering - 0.6%
Foster Wheeler AG (a) (b)		10,500	183,435

Construction Materials - 0.5%
Eagle Materials, Inc.		6,900	167,325

Diversified Telecommunication Services - 1.5%
AT&T Inc.		20,000	504,000

Electrical Equipment - 1.1%
Emerson Electric Co.		13,300	380,114

Electronic Equipment & Instruments - 1.0%
Itron, Inc. (a)		2,700	127,845
National Instruments Corporation		11,000	205,150
			332,995
Food & Staples Retailing - 2.5%
CVS Caremark Corporation		16,000	439,840
Walgreen Company		15,000	389,400
			829,240
Health Care Equipment & Supplies - 7.6%
Alcon, Inc. (b)		4,800	436,368
DENTSPLY International Inc.		17,000	456,450
Haemonetics Corporation (a)		10,000	550,800
ResMed Inc. (a)		10,000	353,400
Thermo Fisher Scientific, Inc. (a)		20,000	713,400
			2,510,418
Household Durables - 1.1%
Jarden Corporation (a)		30,000	380,100

Household Products - 3.5%
Kimberly-Clark Corporation		11,500	530,265
The Procter & Gamble Company		13,000	612,170
			1,142,435
Internet & Catalog Retail - 1.0%
Liberty Media Corp - Series A (a)		15,900	317,205

Machinery - 2.0%
Danaher Corporation		12,000	650,640

Marine - 1.5%
Kirby Corporation (a)		18,000	479,520

Media - 0.6%
Time Warner Cable Inc.		2,050	50,838
Time Warner Inc.		8,167	157,617
			208,455
Metals & Mining - 2.8%
Newmont Mining Corporation		13,000	581,880
Peabody Energy Corporation		13,100	328,024
			909,904
Oil & Gas Exploration & Production Companies - 8.6%
Cabot Oil & Gas Corporation		15,300	360,621
ConocoPhillips		5,000	195,800
Devon Energy Corporation		5,000	223,450
EOG Resources, Inc.		7,000	383,320
Exxon Mobil Corporation		10,000	681,000
Noble Energy, Inc.		10,000	538,800
XTO Energy, Inc.		15,000	459,300
			2,842,291
Pharmaceuticals - 3.1%
Abbott Laboratories		15,000	715,500
Pfizer Inc.		21,600	294,192
			1,009,692
Road & Rail - 1.3%
Burlington Northern Santa Fe Corporation		7,300	439,095

Semiconductor & Semiconductor Equipment - 2.0%
Intel Corporation		22,000	331,100
Texas Instruments, Incorporated		20,000	330,200
			661,300
Software - 5.3%
Citrix Systems, Inc. (a)		25,000	566,000
Nuance Communications, Inc. (a)		25,000	271,500
Oracle Corporation (a)		50,000	903,500
			1,741,000
Specialty Retail - 5.7%
PetSmart, Inc.		42,000	880,320
Tiffany & Co.		18,000	388,080
Tractor Supply Company (a)		17,000	613,020
			1,881,420

TOTAL COMMON STOCKS (Cost $34,747,420)			31,528,545

SHORT-TERM INVESTMENTS - 5.2%
Money Market Funds - 5.2%
The AIM STIT - Treasury Portfolio - Institutional Shares		111	111
Dreyfus Government Cash Management Fund - Institutional Shares		807,668	807,668
Federated Government Obligations Fund - Institutional Shares		907,319	907,319

TOTAL SHORT-TERM INVESTMENTS (Cost $1,715,098)			1,715,098

Total Investments (Cost $36,462,518) - 100.8%			33,243,643
Liabilities in Excess of Other Assets - (0.8)%			(275,730)
TOTAL NET ASSETS - 100.0%			$32,967,913

ADR	American Depository Receipt.
(a) Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows:

Cost of investments	$36,462,518
Gross unrealized appreciation	$2,851,338
Gross unrealized depreciation	(6,070,213)
Net unrealized depreciation	($3,218,875)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Balanced Fund
Schedule of Investments
March 31, 2009 (Unaudited)
		Shares or
		Principal
		Amount	Value
COMMON STOCKS - 61.8%
Aerospace & Defense - 1.6%
General Dynamics Corporation		1,400	$58,226
Raytheon Company		2,532	98,596
			156,822
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. - Class B		1,600	78,752

Asset Management - 1.3%
Bank of New York Mellon Corporation		4,470	126,277

Beverages - 2.6%
The Coca-Cola Company		2,900	127,455
PepsiCo, Inc.		2,400	123,552
			251,007
Biotechnology - 2.1%
Charles River Laboratories International, Inc. (a)		3,100	84,351
Gilead Sciences, Inc. (a)		2,500	115,800
			200,151
Capital Markets - 1.4%
Lazard Ltd - Class A (b)		4,800	141,120

Chemicals - 3.2%
Air Products and Chemicals, Inc.		1,300	73,125
E.I. du Pont de Nemours & Company		2,300	51,359
FMC Corporation		2,400	103,536
Monsanto Company		1,000	83,100
			311,120
Commercial Banks - 2.3%
Cullen/Frost Bankers, Inc.		2,600	122,044
Wells Fargo & Company		7,000	99,680
			221,724
Commercial Services & Supplies - 1.0%
ITT Educational Services, Inc. (a)		800	97,136

Communications Equipment - 1.8%
Cisco Systems, Inc. (a)		5,700	95,589
Harris Corporation		2,600	75,244
			170,833
Computers & Peripherals - 3.8%
Apple Inc. (a)		1,200	126,144
EMC Corporation (a)		8,600	98,040
International Business Machines Corporation		1,500	145,335
			369,519
Diversified Financial Services - 1.3%
JPMorgan Chase & Co.		4,900	130,242

Diversified Telecommunication Services - 2.5%
AT&T Inc.		4,500	113,400
Verizon Communications Inc.		4,200	126,840
			240,240
Electrical Equipment - 1.0%
Emerson Electric Co.		3,300	94,314

Energy Equipment & Services - 1.0%
Schlumberger Limited (b)		2,500	101,550

Food & Staples Retailing - 3.1%
CVS Caremark Corporation		3,300	90,717
Walgreen Company		4,300	111,628
Wal-Mart Stores, Inc.		2,000	104,200
			306,545
Food Products - 1.0%
Dean Foods Company (a)		5,400	97,632

Health Care Equipment & Supplies - 2.2%
Alcon, Inc. (b)		1,300	118,183
Thermo Fisher Scientific, Inc. (a)		2,700	96,309
			214,492
Household Products - 3.0%
Colgate-Palmolive Company		2,000	117,960
Kimberly-Clark Corporation		1,700	78,387
The Procter & Gamble Company		2,100	98,889
			295,236
Industrial Conglomerates - 0.7%
General Electric Company		6,780	68,546

IT Services - 1.7%
Accenture Ltd. - Class A (b)		3,400	93,466
Automatic Data Processing, Inc.		2,200	77,352
			170,818
Machinery - 1.2%
Danaher Corporation		2,200	119,284

Media - 3.4%
CBS Corporation - Class B		15,000	57,600
The DIRECTV Group, Inc. (a)		5,100	116,229
Time Warner Cable Inc.		1,004	24,900
Time Warner Inc.		4,000	77,200
The Walt Disney Company		3,000	54,480
			330,409
Multiline Retail - 1.2%
Kohl's Corporation (a)		2,800	118,496

Oil & Gas Exploration & Production Companies - 5.7%
BP plc - ADR (b)		2,300	92,230
Chevron Corporation		1,595	107,248
Devon Energy Corporation		1,600	71,504
EOG Resources, Inc.		1,400	76,664
Exxon Mobil Corporation		1,900	129,390
XTO Energy, Inc.		2,582	79,061
			556,097
Pharmaceuticals - 3.6%
Abbott Laboratories		2,200	104,940
Schering-Plough Corporation		5,700	134,235
Teva Pharmaceutical Industries Ltd. - ADR (b)		2,500	112,625
			351,800
Road & Rail - 1.2%
Burlington Northern Santa Fe Corporation		1,900	114,285

Software - 2.1%
Nuance Communications, Inc. (a)		10,400	112,944
Oracle Corporation		5,100	92,157
			205,101
Specialty Retail - 3.3%
The Home Depot, Inc.		6,000	141,360
O'Reilly Automotive, Inc. (a)		2,500	87,525
PetSmart, Inc.		4,300	90,128
			319,013
Textiles, Apparel & Luxury Goods - 0.7%
VF Corporation		1,200	68,532

TOTAL COMMON STOCKS (Cost $6,376,547)			6,027,093

CORPORATE BONDS - 29.9%
Aerospace & Defense - 2.1%
General Dynamics Corporation
4.50%, 08/15/2010		$100,000	102,829
United Technologies Corporation
6.35%, 03/01/2011		100,000	106,626
			209,455
Beverages - 2.8%
Anheuser-Busch Companies, Inc.
5.75%, 04/01/2010		57,000	57,169
The Coca-Cola Company
5.35%, 11/15/2017		100,000	107,006
PepsiCo, Inc.
4.65%, 02/15/2013		100,000	106,251
			270,426
Chemicals - 1.1%
E.I. du Pont de Nemours & Company
6.875%, 10/15/2009		100,000	102,988

Commercial Banks - 1.5%
Bancwest Corp.
8.30%, 01/15/2011		75,000	77,951
Wells Fargo & Company
5.25%, 10/23/2012		75,000	72,937
			150,888
Commercial Services & Supplies - 2.0%
Allied Waste North America Inc.
7.25%, 03/15/2015
Callable 03/15/2010		100,000	94,611
Waste Management, Inc.
7.375%, 08/01/2010		100,000	102,340
			196,951
Communications Equipment - 0.8%
Cisco Systems, Inc.
5.25%, 02/22/2011		75,000	79,333

Computers & Peripherals - 1.6%
Hewlett-Packard Company
4.50%, 03/01/2013		100,000	102,931
International Business Machines Corporation
4.375%, 06/01/2009		50,000	50,129
			153,060
Diversified Telecommunication Services - 2.1%
AT&T Inc.:
5.875%, 02/01/2012		75,000	78,611
5.10%, 09/15/2014		125,000	125,569
			204,180
Electric Utilities - 1.1%
Southern Company
5.30%, 01/15/2012		100,000	104,316

Food & Staples Retailing - 2.2%
Costco Wholesale Corporation
5.30%, 03/15/2012		100,000	106,741
Wal-Mart Stores, Inc.
4.55%, 05/01/2013		100,000	106,305
			213,046
Food Products - 0.5%
McCormick & Company, Incorporated
5.25%, 09/01/2013		50,000	51,928

Health Care Equipment & Supplies - 0.8%
Fisher Scientific International Inc.
6.75%, 08/15/2014
Callable 08/15/2009		75,000	75,652

Hotels, Restaurants & Leisure - 0.8%
McDonald's Corporation
6.00%, 04/15/2011		75,000	80,889

Household Products - 1.1%
The Procter & Gamble Company
4.60%, 01/15/2014		100,000	105,945

Industrial Conglomerates - 1.0%
General Electric Company
5.00%, 02/01/2013		100,000	100,097

Insurance - 1.0%
Berkshire Hathaway Inc.
4.85%, 01/15/2015		100,000	101,099

Investment Bank & Brokerage - 1.3%
The Goldman Sachs Group, Inc.:
5.25%, 04/01/2013		100,000	94,140
5.50%, 11/15/2014		35,000	31,880
			126,020
Multiline Retail - 0.4%
J.C. Penney Co., Inc.
7.65%, 08/15/2016		50,000	40,142

Multi-Utilities & Unregulated Power - 0.5%
Duke Energy Corp.
6.25%, 01/15/2012		50,000	53,199

Oil & Gas Exploration & Production Companies - 3.0%
Apache Corporation
5.625%, 01/15/2017		75,000	76,921
ConocoPhillips
5.50%, 04/15/2013		100,000	105,897
EOG Resources, Inc.
6.125%, 10/01/2013		100,000	106,743
			289,561
Pharmaceuticals - 0.6%
Abbott Laboratories
5.15%, 11/30/2012		50,000	54,360

Software - 1.6%
Oracle Corporation
5.00%, 01/15/2011		150,000	157,326

TOTAL CORPORATE BONDS (Cost $2,885,167)			2,920,861

U.S. GOVERNMENT & AGENCY ISSUES - 2.2%
Fannie Mae - 1.1%
5.00%, 02/16/2012		100,000	109,349

Federal Home Loan Bank - 1.1%
5.00%, 09/18/2009		100,000	101,908

TOTAL U.S. GOVERNMENT & AGENCY ISSUES (Cost $199,376)			211,257

SHORT-TERM INVESTMENTS - 5.7%
Money Market Funds - 5.7%
The AIM STIT - Treasury Portfolio - Institutional Shares		107,332	107,332
Dreyfus Government Cash Management Fund - Institutional Shares		223,036	223,036
Federated Government Obligations Fund - Institutional Shares		226,419	226,419

TOTAL SHORT-TERM INVESTMENTS (Cost $556,787)			556,787

Total Investments (Cost $10,017,877) - 99.6%			9,715,998
Other Assets in Excess of Liabilities - 0.4%			40,895
TOTAL NET ASSETS - 100.0%			$9,756,893

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows:

Cost of investments	$10,017,877
Gross unrealized appreciation	$665,967
Gross unrealized depreciation	(967,846)
Net unrealized depreciation	($301,879)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Fixed Income Fund
Schedule of Investments
March 31, 2009 (Unaudited)
		Shares or
		Principal
		Amount	Value
CORPORATE BONDS - 86.0%
Aerospace & Defense - 6.3%
General Dynamics Corporation:
4.50%, 08/15/2010		$1,825,000	$1,876,637
4.25%, 05/15/2013		250,000	259,016
5.25%, 02/01/2014		225,000	240,208
5.375%, 08/15/2015		1,375,000	1,445,683
Lockheed Martin Corporation:
8.20%, 12/01/2009		820,000	837,915
7.65%, 05/01/2016		1,250,000	1,450,466
Raytheon Company
4.85%, 01/15/2011		250,000	258,770
Rockwell Collins, Inc.
4.75%, 12/01/2013		430,000	434,000
United Technologies Corporation:
7.125%, 11/15/2010		250,000	268,114
6.10%, 05/15/2012		700,000	751,096
			7,821,905
Asset Management - 0.7%
Mellon Funding Corporation
6.40%, 05/14/2011		892,000	900,456

Beverages - 4.1%
The Coca-Cola Company:
5.75%, 03/15/2011		1,000,000	1,068,996
5.35%, 11/15/2017		1,500,000	1,605,088
PepsiCo, Inc.:
4.65%, 02/15/2013		1,035,000	1,099,703
7.90%, 11/01/2018		1,000,000	1,230,815
			5,004,602
Chemicals - 2.8%
E.I. du Pont de Nemours & Company
4.125%, 04/30/2010		750,000	766,238
The Lubrizol Corporation
5.50%, 10/01/2014		1,579,000	1,452,516
Praxair, Inc.:
6.375%, 04/01/2012		925,000	991,949
5.25%, 11/15/2014		200,000	212,181
			3,422,884
Commercial Banks - 0.7%
Bank of America Corporation
5.375%, 06/15/2014		1,025,000	900,886

Commercial Services & Supplies - 3.8%
Allied Waste North America Inc.:
5.75%, 02/15/2011		1,000,000	976,674
7.25%, 03/15/2015
Callable 03/15/2010		750,000	709,585
Pitney Bowes Inc.:
4.625%, 10/01/2012		500,000	508,323
3.875%, 06/15/2013		400,000	390,434
Waste Management, Inc.
7.375%, 08/01/2010		2,099,000	2,148,114
			4,733,130
Communications Equipment - 2.3%
Cisco Systems, Inc.:
5.25%, 02/22/2011		1,650,000	1,745,330
5.50%, 02/22/2016		1,000,000	1,059,654
			2,804,984
Computers & Peripherals - 3.7%
Hewlett-Packard Company:
4.25%, 02/24/2012		150,000	154,197
6.50%, 07/01/2012		700,000	756,997
4.50%, 03/01/2013		1,125,000	1,157,969
International Business Machines Corporation:
4.95%, 03/22/2011		875,000	920,679
5.70%, 09/14/2017		1,500,000	1,556,406
			4,546,248
Consumer Finance - 0.8%
Western Union Company
5.93%, 10/01/2016		1,000,000	928,419

Containers & Packaging - 1.1%
Packaging Corp. of America
5.75%, 08/01/2013		1,500,000	1,385,319

Diversified Financial Services - 1.5%
Citigroup Inc.
5.125%, 05/05/2014		1,000,000	853,088
Textron Financial Corporation
6.00%, 11/20/2009		1,000,000	930,956
			1,784,044
Diversified Manufacturing - 1.1%
Honeywell International Inc.
4.25%, 03/01/2013		1,300,000	1,340,709

Diversified Telecommunication Services - 5.2%
AT&T Inc.:
5.30%, 11/15/2010		125,000	128,834
6.25%, 03/15/2011		200,000	208,994
5.10%, 09/15/2014		1,750,000	1,757,961
BellSouth Corporation
6.00%, 10/15/2011		1,000,000	1,040,789
Verizon Communications Inc.:
5.25%, 04/15/2013		950,000	970,622
5.55%, 02/15/2016		1,000,000	985,316
Verizon Global Funding Corp.
7.375%, 09/01/2012		1,250,000	1,352,015
			6,444,531
Electric Utilities - 0.8%
Southern Power Co.
4.875%, 07/15/2015		1,050,000	954,884

Energy Equipment & Services - 2.5%
Baker Hughes Incorporated
6.50%, 11/15/2013		725,000	795,702
Weatherford International Ltd.:
5.95%, 06/15/2012		1,000,000	957,574
6.35%, 06/15/2017		1,550,000	1,329,970
			3,083,246
Food & Staples Retailing - 5.5%
Costco Wholesale Corporation
5.30%, 03/15/2012		1,400,000	1,494,378
CVS Caremark Corporation
5.75%, 08/15/2011		550,000	577,179
Sysco Corporation
4.20%, 02/12/2013		1,175,000	1,207,663
Walgreen Company
4.875%, 08/01/2013		1,955,000	2,073,692
Wal-Mart Stores, Inc.
4.55%, 05/01/2013		1,400,000	1,488,272
			6,841,184
Food Products - 2.0%
The Hershey Company
4.85%, 08/15/2015		1,000,000	1,017,020
McCormick & Company, Incorporated
5.25%, 09/01/2013		1,450,000	1,505,919
			2,522,939
Health Care Equipment & Supplies - 3.2%
Fisher Scientific International Inc.:
6.75%, 08/15/2014
Callable 08/15/2009		1,479,000	1,491,849
6.125%, 07/01/2015
Callable 07/01/2010		1,510,000	1,501,647
Medtronic, Inc.
4.50%, 03/15/2014		900,000	923,869
			3,917,365
Hotels, Restaurants & Leisure - 1.8%
McDonald's Corporation:
6.00%, 04/15/2011		1,000,000	1,078,520
5.35%, 03/01/2018		1,000,000	1,056,903
			2,135,423
Household Products - 2.0%
Kimberly-Clark Corporation
5.625%, 02/15/2012		1,000,000	1,066,770
The Procter & Gamble Company:
4.60%, 01/15/2014		475,000	503,237
8.00%, 09/01/2024
Putable 09/01/2014		775,000	950,147
			2,520,154
Industrial Conglomerates - 2.8%
3M Co.
4.375%, 08/15/2013		1,750,000	1,844,806
General Electric Company
5.00%, 02/01/2013		1,600,000	1,601,559
			3,446,365
Insurance - 1.0%
Berkshire Hathaway Inc.
4.85%, 01/15/2015		1,225,000	1,238,463

Investment Bank & Brokerage - 1.6%
The Goldman Sachs Group, Inc.
5.125%, 01/15/2015		1,000,000	902,228
Morgan Stanley
3.25%, 12/01/2011		1,000,000	1,038,653
			1,940,881
Machinery - 0.8%
Dover Corporation
6.50%, 02/15/2011		925,000	982,070

Media - 1.5%
The Walt Disney Company:
4.70%, 12/01/2012		225,000	232,375
5.625%, 09/15/2016		1,500,000	1,567,372
			1,799,747
Metals & Mining - 2.3%
Alcoa Inc.
6.00%, 01/15/2012		1,310,000	1,142,556
Peabody Energy Corporation
6.875%, 03/15/2013
Callable 06/15/2009		1,750,000	1,715,000
			2,857,556
Multiline Retail - 1.4%
J.C. Penney Co., Inc.:
8.00%, 03/01/2010		950,000	950,670
7.65%, 08/15/2016		600,000	481,702
Target Corporation
6.35%, 01/15/2011		300,000	317,896
			1,750,268
Multi-Utilities & Unregulated Power - 0.9%
Duke Energy Corp.
6.25%, 01/15/2012		1,000,000	1,063,980

Oil & Gas Drilling - 1.3%
Transocean Inc. (a)
6.625%, 04/15/2011		1,500,000	1,576,525

Oil & Gas Exploration & Production Companies - 10.7%
Amerada Hess Corporation:
7.375%, 10/01/2009		300,000	302,826
6.65%, 08/15/2011		1,550,000	1,581,955
Apache Corporation
6.25%, 04/15/2012		1,593,000	1,692,999
Burlington Resources Finance Company (a)
6.68%, 02/15/2011		985,000	1,061,451
Conoco Funding Company (a)
6.35%, 10/15/2011		500,000	541,318
ConocoPhillips
4.75%, 10/15/2012		875,000	904,569
Devon Financing Corp. ULC (a)
6.875%, 09/30/2011		1,000,000	1,046,391
EOG Resources, Inc.
6.125%, 10/01/2013		1,500,000	1,601,139
Kerr-McGee Corporation
6.875%, 09/15/2011		1,000,000	1,022,638
Marathon Oil Corporation
5.90%, 03/15/2018		1,000,000	914,533
Noble Energy, Inc.
5.25%, 04/15/2014		1,500,000	1,382,886
XTO Energy, Inc.
6.25%, 04/15/2013		1,150,000	1,188,969
			13,241,674
Pharmaceuticals - 2.5%
Abbott Laboratories:
3.75%, 03/15/2011		250,000	257,990
5.60%, 05/15/2011		500,000	536,389
5.15%, 11/30/2012		675,000	733,853
Teva Pharmaceutical Industries Ltd.
5.55%, 02/01/2016		1,515,000	1,579,391
			3,107,623
Road & Rail - 3.1%
Burlington Northern Santa Fe Corporation
6.75%, 07/15/2011		1,970,000	2,078,697
Norfolk Southern Corporation
5.257%, 09/17/2014		750,000	763,379
Union Pacific Corporation
6.125%, 01/15/2012		1,000,000	1,038,570
			3,880,646
Software - 1.8%
Oracle Corporation:
5.00%, 01/15/2011		1,000,000	1,048,840
5.25%, 01/15/2016		1,150,000	1,174,235
			2,223,075
Specialty Retail - 2.4%
The Home Depot, Inc.
4.625%, 08/15/2010		1,175,000	1,177,768
Lowe's Companies, Inc.:
8.25%, 06/01/2010		1,225,000	1,293,165
5.00%, 10/15/2015		525,000	534,268
			3,005,201

TOTAL CORPORATE BONDS (Cost $105,451,089)			106,107,386

PREFERRED STOCKS - 0.4%
Investment Bank & Brokerage - 0.4%
The Goldman Sachs Group, Inc.
Callable 04/25/2010		40,000	464,000

TOTAL PREFERRED STOCKS (Cost $1,000,000)			464,000

U.S. GOVERNMENT & AGENCY ISSUES - 12.1%
Fannie Mae - 0.9%
5.00%, 03/15/2016		1,000,000	1,111,413

Federal Home Loan Bank - 2.2%
5.50%, 08/13/2014		500,000	570,356
4.75%, 12/16/2016		1,000,000	1,089,192
4.875%, 05/17/2017		1,000,000	1,087,046
			2,746,594
Freddie Mac - 1.7%
5.55%, 10/04/2016
Callable 10/04/2011		1,500,000	1,554,618
5.125%, 11/17/2017		500,000	558,816
			2,113,434
U.S. Treasury Inflation Indexed Bonds - 2.5%
3.50%, 01/15/2011		1,213,150	1,268,120
2.375%, 04/15/2011		478,694	491,709
3.375%, 01/15/2012		1,189,110	1,266,402
			3,026,231
U.S. Treasury Notes - 4.8%
4.25%, 11/15/2014		500,000	567,656
4.25%, 08/15/2015		1,615,000	1,840,596
4.50%, 02/15/2016		500,000	577,032
5.125%, 05/15/2016		1,500,000	1,789,923
4.25%, 11/15/2017		1,000,000	1,134,688
			5,909,895

TOTAL U.S. GOVERNMENT & AGENCY ISSUES (Cost $13,671,514)			14,907,567

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
Federated Government Obligations Fund - Institutional Shares		552,359	552,359

TOTAL SHORT-TERM INVESTMENTS (Cost $552,359)			552,359

Total Investments (Cost $120,674,962) - 98.9%			122,031,312
Other Assets in Excess of Liabilities - 1.1%			1,386,684
TOTAL NET ASSETS - 100.0%			$123,417,996

(a)	U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows:

Cost of investments	$120,674,962
Gross unrealized appreciation	$3,742,690
Gross unrealized depreciation	(2,386,340)
Net unrealized appreciation	$1,356,350

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM International Fund
Schedule of Investments
March 31, 2009 (Unaudited)
				Shares or
				Principal
				Amount		Value
COMMON STOCKS - 90.6%
AUSTRALIA - 4.4%
Airlines - 0.1%
Qantas Airways Limited				29,606		$35,773

Beverages - 0.5%
Coca-Cola Amatil Limited				10,397		62,656
Foster's Group Limited				21,412		75,303
						137,959
Biotechnology - 0.4%
CSL Limited				5,467		123,536

Commercial Banks - 1.0%
Australia and New Zealand Banking Group Limited				9,367		102,356
Suncorp-Metway Limited				17,956		74,992
Westpac Banking Corporation				9,951		131,404
						308,752
Construction & Engineering - 0.1%
Leighton Holdings Limited				1,968		26,383

Construction Materials - 0.1%
Boral Limited				16,750		42,123

Diversified Operations - 0.4%
BHP Billiton Limited				5,133		113,446

Diversified Telecommunication Services - 0.2%
Telstra Corporation Limited				23,270		51,944
						51,944
Food & Staples Retailing - 0.2%
Woolworths Limited				4,146		71,961

Industrial Conglomerates - 0.1%
Wesfarmers Ltd.				2,842		37,292

Insurance - 0.2%
AMP Limited				17,321		56,545

Metals & Mining - 0.2%
Newcrest Mining Limited				2,599		59,827
Newcrest Mining Limited (a)				104		2,394
						62,221
Multiline Retail - 0.2%
Harvey Norman Holdings Limited				30,349		54,195

Oil & Gas Exploration & Production Companies - 0.5%
Oil Search Limited				15,310		56,251
Origin Energy Limited				4,999		51,431
Santos Limited				1,655		19,479
Woodside Petroleum Limited				678		18,059
						145,220
Road & Rail - 0.2%
Toll Holdings Limited				17,495		76,119
Total Australia						1,343,469

DENMARK - 0.5%
Beverages - 0.5%
Carlsberg A/S - B Shares				3,907		160,435
Total Denmark						160,435

FRANCE - 7.5%
Commercial Banks - 3.8%
BNP Paribas				6,730		277,657
Credit Agricole SA				77,057		850,218
						1,127,875
Electric Utilities - 1.4%
Electricite de France				11,016		432,036

Electronic Equipment & Instruments - 1.4%
Alstom				8,143		422,267

Media - 0.6%
Vivendi				7,003		185,222

Road & Rail - 0.3%
Groupe Eurotunnel SA (a)				16,180		85,898
Total France						2,253,298

GERMANY - 7.0%
Chemicals - 3.5%
Bayer AG				15,896		759,457
Linde AG				4,167		282,932
						1,042,389
Electric Utilities - 1.5%
E.ON AG				16,864		467,709

Insurance - 2.0%
Allianz SE				7,089		593,369
Total Germany						2,103,467

HONG KONG - 1.4%
Commercial Banks - 0.1%
Hang Seng Bank Limited				4,600		46,423

Diversified Financial Services - 0.1%
Hong Kong Exchanges & Clearing Limited				2,300		21,706

Diversified Operations - 0.2%
Hutchison Whampoa Limited				14,000		68,727

Diversified Telecommunication Services - 0.1%
PCCW Limited				52,000		26,722

Electric Utilities - 0.2%
Hongkong Electric Holdings Limited				10,500		62,385

Oil & Gas Exploration & Production Companies - 0.1%
CNPC Hong Kong Limited				40,000		16,926

Real Estate - 0.4%
Hang Lung Properties Limited				15,000		35,288
Henderson Land Development Company Limited				17,000		64,824
Hongkong Land Holdings Limited				11,000		25,062
						125,174
Specialty Retail - 0.2%
Esprit Holdings Limited				13,000		66,331
Total Hong Kong						434,394

JAPAN - 23.8%
Air Freight & Logistics - 0.2%
YAMATO HOLDINGS CO., LTD.				5,000		47,420

Auto Components - 0.6%
BRIDGESTONE CORPORATION				12,000		174,013

Automobiles - 2.6%
HONDA MOTOR CO., LTD.				7,400		176,163
NISSAN MOTOR CO., LTD.				32,400		117,104
Toyota Motor Corporation				15,500		492,340
						785,607
Building Products - 0.6%
Asahi Glass Company, Limited				32,000		169,887

Chemicals - 1.6%
KURARAY Co., LTD.				22,000		188,892
Mitsubishi Chemical Holdings Corporation				23,000		79,377
Shin-Etsu Chemical Co., Ltd.				3,200		157,217
TOSOH CORPORATION				31,000		59,097
						484,583
Commercial Banks - 1.7%
The Bank of Yokohama, Ltd.				21,000		90,038
Mitsubishi UFJ Financial Group, Inc.				57,300		282,301
Sumitomo Mitsui Financial Group, Inc.				4,400		154,927
						527,266
Commercial Services & Supplies - 0.4%
SECOM CO., LTD.				3,100		114,776

Electric Utilities - 0.7%
The Tokyo Electric Power Company				8,200		204,948

Electronic Equipment & Instruments - 2.6%
FANUC LTD.				1,900		129,952
HOYA				8,800		175,134
NIDEC CORPORATION				3,300		148,548
NIKON CORPORATION				8,000		91,049
NISSHA PRINTING CO., LTD.				4,000		127,925
Sumitomo Electric Industries, Ltd.				11,600		97,738
						770,346
Financial Services - 0.2%
Credit Saison Co., Ltd.				5,000		49,589

Food & Staples Retailing - 0.4%
Seven & I Holdings Co., Ltd.				5,800		128,047

Food Products - 0.7%
Ajinomoto Co., Inc.				16,000		113,428
HOKUTO CORPORATION				6,100		106,395
						219,823
Forest Products & Paper - 0.2%
Sumitomo Forestry Co., Ltd.				11,000		73,348

Gas Utilities - 0.4%
TOKYO GAS CO., LTD.				36,000		126,294

Health Care Equipment & Supplies - 0.3%
NIHON KOHDEN CORPORATION				8,000		99,109

Hotels, Restaurants & Leisure - 0.1%
DOUTOR NICHIRES Holdings Co., Ltd				3,400		44,015

Household Durables - 1.1%
Makita Corporation				7,000		159,868
Matsushita Electric Industrial Co., Ltd.				16,000		176,621
						336,489
Household Products - 0.8%
Kao Corporation				12,000		234,151

Insurance - 0.6%
Mitsui Sumitomo Insurance Group Holdings, Inc.				3,500		82,461
Tokio Marine Holdings, Inc.				4,400		108,367
						190,828
Internet Software & Services - 0.3%
Yahoo Japan Corporation				327		86,111

Investment Bank & Brokerage - 0.3%
Nomura Holdings, Inc.				20,100		101,962

IT Services - 0.2%
NTT Data Corporation				26		71,226

Machinery - 0.3%
AMADA CO., LTD.				14,000		74,799

Media - 0.3%
Jupiter Telecommunications Co., Ltd.				140		93,524

Office Electronics - 0.8%
CANON INC.				8,400		244,875

Personal Products - 0.1%
KOSE Corporation				2,200		41,173

Pharmaceuticals - 0.7%
Shionogi & Co., Ltd.				13,000		224,078

Real Estate - 0.8%
Mitsubishi Estate Company Ltd.				10,000		113,443
NTT URBAN DEVELOPMENT CORPORATION				154		124,637
						238,080
Road & Rail - 0.8%
Central Japan Railway Company				19		107,138
East Japan Railway Company				2,800		145,978
						253,116
Software - 0.9%
CAPCOM CO., LTD.				5,000		90,068
Nintendo Co., Ltd.				574		167,913
						257,981
Specialty Retail - 0.4%
Point Inc.				2,700		122,656

Textiles, Apparel & Luxury Goods - 0.3%
ASICS CORPORATION				11,000		76,760

Trading Companies & Distributors - 1.1%
Marubeni Corporation				20,000		62,991
Mitsubishi Corporation				20,300		269,111
						332,102
Wireless Telecommunication Services - 0.7%
KDDI CORPORATION				34		160,111
NTT DoCoMo, Inc.				35		47,685
						207,796
Total Japan						7,206,778

NETHERLANDS - 3.0%
Oil & Gas Exploration & Production Companies - 3.0%
Royal Dutch Shell plc - A Shares				40,800		910,212
Total Netherlands						910,212

NEW ZEALAND - 0.2%
Diversified Telecommunication Services - 0.2%
Telecom Corporation of New Zealand				48,012		63,867
Total New Zealand						63,867

NORWAY - 1.4%
Oil & Gas Exploration & Production Companies - 1.4%
StatoilHydro ASA				24,949		436,625
Total Norway						436,625

RUSSIAN FEDERATION - 0.9%
Oil & Gas Exploration & Production Companies - 0.9%
Gazprom - ADR				18,550		274,871
Total Russian Federation						274,871

SINGAPORE - 0.8%
Commercial Banks - 0.2%
DBS Group Holdings Limited				7,000		39,025
United Overseas Bank Limited				4,000		25,657
						64,682
Diversified Telecommunication Services - 0.2%
Singapore Telecommunications Limited				44,000		73,342

Industrial Conglomerates - 0.1%
Fraser and Neave Limited				10,000		16,659

Machinery - 0.1%
SembCorp Marine Limited				12,000		14,287

Real Estate - 0.2%
Capitaland Limited				43,500		66,702
						66,702
Total Singapore						235,672

SOUTH KOREA - 0.1%
Electric Utilities - 0.1%
Korea Electric Power Corporation (KEPCO) (a)				910		16,678
Total South Korea						16,678

SPAIN - 3.4%
Diversified Telecommunication Services - 3.4%
Telefonica S.A.				52,058		1,038,108
Total Spain						1,038,108

SWITZERLAND - 10.0%
Capital Markets - 1.8%
UBS AG (a)				56,233		527,198

Electrical Equipment - 1.3%
ABB Ltd.				28,662		399,742

Food Products - 2.7%
Nestle SA				23,719		801,331

Insurance - 0.5%
Zurich Financial Services AG				965		152,512

Pharmaceuticals - 3.7%
Roche Holding AG - Genussscheine Shares				8,205		1,126,138
Total Switzerland						3,006,921

UNITED ARAB EMIRATES - 0.1%
Marine - 0.1%
DP World Ltd. (a)				90,896		21,706
Total United Arab Emirates						21,706

UNITED KINGDOM - 26.1%
Aerospace & Defense - 0.9%
BAE Systems plc				57,291		274,773

Commercial Banks - 2.7%
HSBC Holdings plc				130,394		725,975
Standard Chartered plc				6,847		85,021
						810,996
Diversified Financial Services - 0.8%
Man Group plc				78,315		245,421

Diversified Operations - 1.0%
Rolls-Royce Group plc (a)				74,562		314,082

Energy & Related Services - 0.5%
Centrica plc				41,495		135,453

Food & Staples Retailing - 0.7%
William Morrison Supermarkets plc				58,042		212,502

Household Products - 0.9%
Reckitt Benckiser Group plc				7,220		270,891

Metals & Mining - 5.9%
Central African Mining & Exploration Company plc (a)				402,505		27,790
Fresnillo plc				58,081		380,880
Rio Tinto plc				14,432		484,598
Xstrata plc				134,109		899,596
						1,792,864
Multi-Utilities & Unregulated Power - 0.7%
International Power plc				65,847		198,857

Oil & Gas Exploration & Production Companies - 3.2%
BG Group plc				22,227		335,281
Cairn Energy plc (a)				13,331		415,611
Tullow Oil plc				19,327		222,213
						973,105
Pharmaceuticals - 3.1%
AstraZeneca plc				13,237		468,786
GlaxoSmithKline plc				30,431		473,952
						942,738
Real Estate Investment Trusts - 0.5%
British Land Company plc				28,385		146,666

Tobacco - 2.8%
Imperial Tobacco Group plc				38,155		856,897

Wireless Telecommunication Services - 2.4%
Vodafone Group plc				409,524		713,984
Total United Kingdom						7,889,229

TOTAL COMMON STOCKS (Cost $36,730,540)						27,395,730

CORPORATE BONDS - 1.1%
France - 1.1%
Road & Rail - 1.1%
EUROTUNNEL GROUP UK plc (b)
3.00%, 07/28/2010				186,500		210,617
Groupe Eurotunnel SA (b)
2.00%, 09/06/2010				219		119,586

TOTAL CORPORATE BONDS (Cost $793,695)						330,203

PREFERRED STOCKS - 2.5%
Germany - 2.5%
Automobiles - 2.5%
Porsche AG				7,380		345,742
Volkswagen AG				6,920		397,371

TOTAL PREFERRED STOCKS (Cost $1,461,434)						743,113

RIGHTS - 0.3%
United Kingdom - 0.3%
Commercial Banks - 0.3%
HSBC Holdings plc				42,544		86,071

TOTAL RIGHTS (Cost $189,732)						86,071

Total Investments (Cost $39,175,401) - 94.5%						28,555,117
Other Assets in Excess of Liabilities - 5.5%						1,674,186
TOTAL NET ASSETS - 100.0%						$30,229,303

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	Deemed illiquid by Adviser.

At March 31, 2009, the securities in the Fund, except for cash equivalents, were adjusted to fair value using IDC factors.

At March 31, 2009, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver and receive specified amounts of currencies at a specified future date. The contracts combined had net unrealized appreciation of $118,171 as of March 31, 2009. The terms of the open contracts are as follows:

Settlement	Currency to		U.S. $ Value at	Currency to		U.S. $ Value at
Date	be Delivered		March 31, 2009	be Received		March 31, 2009	Asset	Liability
4/3/2009	596,000	EURO	$ 791,825	1,171,259	AUD	$ 814,231	$ 52,447	$ 30,040
4/3/2009	917,043	SF	805,673	611,000	EURO	811,754	30,236	24,155
4/8/2009	682,040	SF	599,269	446,000	EURO	592,518	6,737	13,488
4/3/2009	982,608	KB	1,409,893	1,103,000	EURO	1,465,408	71,552	16,037
4/3/2009	21,159,900	JPY	213,776	170,000	EURO	225,856	12,081	-
4/3/2009	159,000	EURO	211,242	19,728,720	JPY	199,317	167	12,093
4/3/2009	1,081,320	NK	160,866	120,000	EURO	159,428	7,784	9,223
4/3/2009	557,000	EURO	740,011	6,429,618	SK	782,214	70,812	28,609
			$ 4,932,555			$ 5,050,726	$ 251,816	$ 133,645

AUD	Australian Dollar
EURO	Euro
JPY	Japanese Yen
KB	British Pound
NK	Norwegian Kroner
SF	Swiss Franc
SK	Swedish Krona

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows:

Cost of investments			$39,175,401
Gross unrealized appreciation			$769,948
Gross unrealized depreciation			(11,390,232)
Net unrealized depreciation			($10,620,284)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Aquinas Value Fund
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Air Freight & Logistics - 2.1%
United Parcel Service, Inc. - Class B	10,000	$492,200

Asset Management - 1.8%
Bank of New York Mellon Corporation	15,000	423,750

Beverages - 3.2%
The Coca-Cola Company	10,000	439,500
PepsiCo, Inc.	6,000	308,880
		748,380
Biotechnology - 3.6%
Charles River Laboratories International, Inc. (a)	10,000	272,100
Gilead Sciences, Inc. (a)	12,500	579,000
		851,100
Building Products - 1.5%
Masco Corporation	50,000	349,000

Capital Markets - 3.1%
Lazard Ltd - Class A (b)	25,000	735,000

Chemicals - 5.4%
E.I. du Pont de Nemours and Company	12,500	279,125
FMC Corporation	7,500	323,550
Monsanto Company	4,000	332,400
Praxair, Inc.	5,000	336,450
		1,271,525
Commercial Banks - 2.4%
BOK Financial Corporation	10,000	345,500
Wells Fargo & Company	15,000	213,600
		559,100
Communications Equipment - 1.8%
Cisco Systems, Inc. (a)	25,000	419,250

Computers & Peripherals - 5.7%
Brocade Communications Systems, Inc. (a)	110,000	379,500
EMC Corporation (a)	50,000	570,000
International Business Machines Corporation	4,020	389,498
		1,338,998
Diversified Financial Services - 3.1%
JPMorgan Chase & Co.	27,500	730,950

Diversified Telecommunication Services - 4.1%
AT&T Inc.	17,500	441,000
Verizon Communications Inc.	17,500	528,500
		969,500
Electrical Equipment - 2.3%
Baldor Electric Company	17,500	253,575
Emerson Electric Co.	10,000	285,800
		539,375
Energy Equipment & Services - 3.2%
Nabors Industries Ltd. (a) (b)	18,200	181,818
Noble Corporation (b)	10,000	240,900
Schlumberger Limited (b)	8,400	341,208
		763,926
Food & Staples Retailing - 1.7%
CVS Caremark Corporation	15,000	412,350

Health Care Equipment & Supplies - 11.3%
DENTSPLY International Inc.	17,500	469,875
Haemonetics Corporation (a)	12,500	688,500
Medtronic, Inc.	15,000	442,050
ResMed Inc. (a)	17,500	618,450
Thermo Fisher Scientific, Inc. (a)	12,500	445,875
		2,664,750
Household Durables - 1.6%
Jarden Corporation (a)	30,000	380,100

Household Products - 1.2%
Colgate-Palmolive Company	5,000	294,900

Insurance - 2.7%
HCC Insurance Holdings, Inc.	25,000	629,750

IT Services - 1.7%
Accenture Ltd. - Class A (b)	15,000	412,350

Machinery - 2.1%
Danaher Corporation	9,000	487,980

Media - 1.3%
CBS Corporation - Class B	80,000	307,200

Metals & Mining - 1.6%
Peabody Energy Corporation	15,000	375,600

Multiline Retail - 3.6%
Kohl's Corporation (a)	20,000	846,400

Multi-Utilities & Unregulated Power - 3.2%
Duke Energy Corporation	25,000	358,000
MDU Resources Group, Inc.	25,000	403,500
		761,500
Oil & Gas Exploration & Production Companies - 8.4%
Cabot Oil & Gas Corporation	15,000	353,550
ConocoPhillips	8,000	313,280
Exxon Mobil Corporation	5,000	340,500
Range Resources Corporation	12,300	506,268
XTO Energy, Inc.	15,000	459,300
		1,972,898
Personal Products - 1.6%
Avon Products, Inc.	20,000	384,600

Road & Rail - 2.5%
Burlington Northern Santa Fe Corporation	10,000	601,500

Software - 4.0%
Citrix Systems, Inc. (a)	22,500	509,400
Nuance Communications, Inc. (a)	40,000	434,400
		943,800
Specialty Retail - 5.7%
Collective Brands, Inc. (a)	20,000	194,800
Foot Locker, Inc.	45,000	471,600
The Home Depot, Inc.	12,800	301,568
PetSmart, Inc.	17,500	366,800
		1,334,768

TOTAL COMMON STOCKS (Cost $29,605,293)		23,002,500

SHORT-TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%
Dreyfus Government Cash Management Fund - Institutional Shares	126,525	126,525
Federated Government Obligations Fund - Institutional Shares	501,349	501,349

TOTAL SHORT-TERM INVESTMENTS (Cost $627,874)		627,874

Total Investments (Cost $30,233,167) - 100.2%		23,630,374
Liabilities in Excess of Other Assets - (0.2)%		(50,458)
TOTAL NET ASSETS - 100.0%		$23,579,916

(a) Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows:

Cost of investments	$30,233,167
Gross unrealized appreciation	$428,109
Gross unrealized depreciation	(7,030,902)
Net unrealized depreciation	$(6,602,793)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Aquinas Growth Fund
Schedule of Investments
March 31, 2009 (Unaudited)

		Shares	Value
COMMON STOCKS - 96.7%
Aerospace & Defense - 4.4%
Northrop Grumman Corporation		10,000	$436,400
Rockwell Collins, Inc.		20,000	652,800
			1,089,200
Air Freight & Logistics - 1.8%
FedEx Corp.		10,000	444,900

Beverages - 4.2%
Fomento Economico Mexicano, S.A.B. de C.V. - ADR (b)		21,000	529,410
PepsiCo, Inc.		10,000	514,800
			1,044,210
Biotechnology - 2.8%
Gilead Sciences, Inc. (a)		15,000	694,800

Chemicals - 2.6%
FMC Corporation		15,000	647,100

Commercial Banks - 1.7%
Cullen/Frost Bankers, Inc.		9,000	422,460

Commercial Services & Supplies - 4.4%
Copart, Inc. (a)		15,000	444,900
ITT Educational Services, Inc. (a)		5,500	667,810
			1,112,710
Communications Equipment - 3.5%
Harris Corporation		15,000	434,100
Nortel Networks Corporation (a) (b)		61	14
Research In Motion Limited (a) (b)		10,000	430,700
			864,814
Computers & Peripherals - 10.8%
Apple Inc. (a)		6,000	630,720
EMC Corporation (a)		40,000	456,000
Hewlett-Packard Company		20,000	641,200
International Business Machines Corporation		10,000	968,900
			2,696,820
Construction & Engineering - 0.7%
Foster Wheeler Ltd. (a) (b)		10,000	174,700

Diversified Financial Services - 3.3%
Visa Inc. - Class A		15,000	834,000

Electrical Equipment - 2.3%
Emerson Electric Co.		20,000	571,600

Energy Equipment & Services - 1.3%
Weatherford International Ltd. (a) (b)		30,000	332,100

Food & Staples Retailing - 4.4%
Costco Wholesale Corporation		10,000	463,200
Walgreen Company		25,000	649,000
			1,112,200
Health Care Equipment & Supplies - 13.3%
Alcon, Inc. (b)		8,000	727,280
DENTSPLY International Inc.		30,000	805,500
Haemonetics Corporation (a)		10,000	550,800
Thermo Fisher Scientific, Inc. (a)		20,000	713,400
Zimmer Holdings, Inc. (a)		15,000	547,500
			3,344,480
Hotels, Restaurants & Leisure - 1.1%
Yum! Brands, Inc.		10,000	274,800

Household Products - 5.7%
Colgate-Palmolive Company		8,000	471,840
Energizer Holdings, Inc. (a)		10,000	496,900
The Procter & Gamble Company		10,000	470,900
			1,439,640
Internet Software & Services - 3.5%
Google Inc. - Class A (a)		2,500	870,150

Investment Bank & Brokerage - 2.5%
The Goldman Sachs Group, Inc.		6,000	636,120

Multiline Retail - 2.7%
Family Dollar Stores, Inc.		20,000	667,400

Multi-Utilities & Unregulated Power - 1.3%
MDU Resources Group, Inc.		20,000	322,800

Oil & Gas Exploration & Production Companies - 6.0%
Devon Energy Corporation		15,000	670,350
Range Resources Corporation		13,000	535,080
XTO Energy, Inc.		10,000	306,200
			1,511,630
Pharmaceuticals - 3.2%
Abbott Laboratories		17,000	810,900

Software - 2.7%
Citrix Systems, Inc. (a)		30,000	679,200

Specialty Retail - 3.1%
Gamestop Corporation - Class A (a)		15,000	420,300
Tractor Supply Company (a)		10,000	360,600
			780,900
Textiles, Apparel & Luxury Goods - 1.9%
NIKE, Inc. - Class B		10,000	468,900

Trading Companies & Distributors - 1.5%
Fastenal Company		12,000	385,860

TOTAL COMMON STOCKS (Cost $27,891,332)			24,234,394

SHORT-TERM INVESTMENTS - 3.6%
Money Market Funds - 3.6%
Dreyfus Government Cash Management Fund - Institutional Shares		348,994	348,994
Federated Government Obligations Fund - Institutional Shares		563,927	563,927

TOTAL SHORT-TERM INVESTMENTS (Cost $912,921)			912,921

Total Investments (Cost $28,804,253) - 100.3%			25,147,315
Liabilities in Excess of Other Assets - (0.3)%			(78,333)
TOTAL NET ASSETS - 100.0%			$25,068,982

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows:

Cost of investments	$28,804,253
Gross unrealized appreciation	$798,442
Gross unrealized depreciation	(4,455,380)
Net unrealized depreciation	$(3,656,938)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Aquinas Small Cap Fund
Schedule of Investments
March 31, 2009 (Unaudited)

		Shares	Value
COMMON STOCKS - 96.8%
Aerospace & Defense - 0.7%
Hexcel Corporation (a)		3,050	$20,039

Air Freight & Logistics - 1.0%
Forward Air Corporation		1,850	30,025

Auto Components - 1.8%
LKQ Corporation (a)		3,900	55,653

Biotechnology - 1.4%
Charles River Laboratories International, Inc. (a)		1,600	43,536

Capital Markets - 1.6%
Lazard Ltd - Class A (b)		1,700	49,980

Chemicals - 2.2%
Calgon Carbon Corporation (a)		3,200	45,344
FMC Corporation		550	23,727
			69,071
Coal & Consumable Fuels - 1.0%
Foundation Coal Holdings, Inc.		2,250	32,288

Commercial Banks - 5.3%
First Horizon National Corporation		3,959	42,518
Glacier Bancorp, Inc.		2,350	36,918
PrivateBancorp, Inc.		1,800	26,028
Prosperity Bancshares, Inc.		1,250	34,188
Texas Capital Bancshares, Inc. (a)		2,250	25,335
			164,987
Commercial Services & Supplies - 6.0%
Coinstar, Inc. (a)		1,050	34,398
Copart, Inc. (a)		1,150	34,109
The Geo Group Inc. (a)		1,950	25,837
Premiere Global Services, Inc. (a)		4,350	38,367
Waste Connections, Inc. (a)		2,000	51,400
			184,111
Computers & Peripherals - 1.1%
Brocade Communications Systems, Inc. (a)		10,000	34,500

Consumer Finance - 2.2%
Cash America International, Inc.		1,500	23,490
First Cash Financial Services, Inc. (a)		2,950	44,014
			67,504
Containers & Packaging - 2.7%
Packaging Corp of America		1,800	23,436
Silgan Holdings Inc.		1,150	60,421
			83,857
Distributors - 1.1%
WESCO International, Inc. (a)		1,950	35,334

Diversified Consumer Services - 3.5%
Capella Education Company (a)		750	39,750
Grand Canyon Education, Inc. (a)		2,350	40,561
K12 Inc. (a)		2,100	29,190
			109,501
Diversified Manufacturing - 0.8%
Raven Industries, Inc.		1,150	23,897

Electrical Equipment - 0.8%
Baldor Electric Company		1,800	26,082

Electronic Equipment & Instruments - 6.7%
Axsys Technologies, Inc. (a)		1,200	50,448
Itron, Inc. (a)		650	30,777
MTS Systems Corporation		1,300	29,575
National Instruments Corporation		2,650	49,423
Rofin-Sinar Technologies, Inc. (a)		1,300	20,956
Trimble Navigation Limited (a)		1,650	25,212
			206,391
Energy Equipment & Services - 3.4%
Core Laboratories N.V. (b)		500	36,580
Dril-Quip, Inc. (a)		1,600	49,120
Willbros Group, Inc. (a)		2,000	19,400
			105,100
Food Products - 0.7%
Chiquita Brands International, Inc. (a)		3,400	22,542

Health Care Equipment & Supplies - 5.3%
Haemonetics Corporation (a)		950	52,326
Immucor, Inc. (a)		1,900	47,785
Meridian Bioscience, Inc.		900	16,308
Wright Medical Group, Inc. (a)		3,600	46,908
			163,327
Health Care Providers & Services - 5.4%
Eclipsys Corporation (a)		2,300	23,322
MWI Veterinary Supply, Inc. (a)		1,700	48,416
PAREXEL International Corporation (a)		5,100	49,623
PSS World Medical, Inc. (a)		3,200	45,920
			167,281
Hotels, Restaurants & Leisure - 2.3%
Chipotle Mexican Grill, Inc. - Class A (a)		600	39,828
Texas Roadhouse, Inc. - Class A (a)		3,300	31,449
			71,277
Household Durables - 2.2%
Jarden Corporation (a)		2,500	31,675
Tempur-Pedic International Inc.		5,050	36,865
			68,540
Insurance - 2.5%
Argo Group International Holdings, Ltd. (a) (b)		1,774	53,451
Max Capital Group Ltd. (b)		1,350	23,274
			76,725
IT Services - 1.9%
ManTech International Corporation - Class A (a)		750	31,425
SRA International, Inc. - Class A (a)		1,900	27,930
			59,355
Machinery - 2.9%
CLARCOR Inc.		1,100	27,709
Franklin Electric Co., Inc.		1,200	26,556
Kaydon Corporation		1,350	36,895
			91,160
Marine - 1.0%
Kirby Corporation (a)		1,200	31,968

Oil & Gas Drilling - 0.8%
Atwood Oceanics, Inc. (a)		1,450	24,055

Oil & Gas Exploration & Production Companies - 3.6%
Concho Resources Inc. (a)		1,600	40,944
Denbury Resources Inc. (a)		2,150	31,949
EXCO Resources, Inc. (a)		3,750	37,500
			110,393
Pharmaceuticals - 1.5%
Endo Pharmaceuticals Holdings Inc. (a)		2,600	45,968

Real Estate Investment Trusts - 1.2%
Potlatch Corporation		1,578	36,594

Road & Rail - 1.2%
Landstar System, Inc.		1,150	38,491

Semiconductor & Semiconductor Equipment - 3.4%
Formfactor Inc. (a)		2,150	38,743
Intersil Corporation - Class A		3,150	36,225
National Semiconductor Corporation		2,850	29,270
			104,238
Software - 8.3%
ANSYS, Inc. (a)		650	16,315
Blackboard Inc. (a)		1,100	34,914
F5 Networks, Inc. (a)		1,700	35,615
Nuance Communications, Inc. (a)		4,800	52,128
Omniture, Inc. (a)		700	9,233
Sybase, Inc. (a)		1,000	30,290
TIBCO Software Inc. (a)		6,300	36,981
Wind River Systems, Inc. (a)		6,500	41,600
			257,076
Specialty Retail - 6.2%
Foot Locker, Inc.		4,450	46,636
Jos. A. Bank Clothiers, Inc. (a)		1,100	30,591
PetSmart, Inc.		1,350	28,296
Rent-A-Center, Inc. (a)		1,600	30,992
Tractor Supply Company (a)		1,000	36,060
Ulta Salon, Cosmetics & Fragrance, Inc. (a)		2,800	18,536
			191,111
Textiles, Apparel & Luxury Goods - 1.8%
Phillips-Van Heusen Corporation		1,550	35,154
Under Armour, Inc. - Class A (a)		1,200	19,716
			54,870
Wireless Telecommunication Services - 1.3%
SBA Communications Corporation - Class A (a)		1,700	39,610

TOTAL COMMON STOCKS (Cost $3,918,925)			2,996,437

SHORT-TERM INVESTMENTS - 3.1%
Money Market Funds - 3.1%
Dreyfus Government Cash Management Fund - Institutional Shares		21,918	21,918
Federated Government Obligations Fund - Institutional Shares		73,261	73,261

TOTAL-SHORT-TERM INVESTMENTS (Cost $95,179)			95,179

Total Investments (Cost $4,014,104) - 99.9%			3,091,616
Other Assets in Excess of Liabilities - 0.1%			2,744
TOTAL NET ASSETS - 100.0%			$3,094,360

(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows:

Cost of investments	$4,014,104
Gross unrealized appreciation	$77,087
Gross unrealized depreciation	(999,575)
Net unrealized depreciation	($922,488)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to
Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Aquinas Fixed Income Fund
Schedule of Investments
March 31, 2009 (Unaudited)
		Shares or
		Principal
		Amount	Value
CORPORATE BONDS - 76.2%
Aerospace & Defense - 2.5%
United Technologies Corporation
6.35%, 03/01/2011		$250,000	$266,565

Beverages - 4.1%
The Coca-Cola Company:
5.75%, 03/15/2011		75,000	80,175
5.35%, 11/15/2017		150,000	160,509
PepsiCo, Inc.
4.65%, 02/15/2013		175,000	185,940
			426,624
Chemicals - 2.2%
The Lubrizol Corporation
5.50%, 10/01/2014		250,000	229,974

Commercial Banks - 3.9%
Landesbank Baden-Wuerttemberg (a)
6.35%, 04/01/2012		45,000	47,296
Northern Trust Company
7.10%, 08/01/2009		168,000	169,519
Wells Fargo & Company
5.25%, 10/23/2012		200,000	194,497
			411,312
Commercial Services & Supplies - 4.3%
Allied Waste North America Inc.
7.25%, 03/15/2015
Callable 03/15/2010		100,000	94,611
Pitney Bowes Inc.
4.625%, 10/01/2012		150,000	152,497
Waste Management, Inc.
7.375%, 08/01/2010		200,000	204,680
			451,788
Communications Equipment - 1.5%
Cisco Systems, Inc.
5.25%, 02/22/2011		150,000	158,666

Computers & Peripherals - 3.0%
Hewlett-Packard Company
4.25%, 02/24/2012		150,000	154,197
International Business Machines Corporation
4.95%, 03/22/2011		150,000	157,831
			312,028
Consumer Finance - 1.8%
Western Union Company
5.93%, 10/01/2016		200,000	185,684

Diversified Financial Services - 1.1%
AXA Financial, Inc.
7.75%, 08/01/2010		25,000	24,750
Textron Financial Corporation
6.00%, 11/20/2009		100,000	93,095
			117,845
Diversified Manufacturing - 1.0%
Honeywell International Inc.
4.25%, 03/01/2013		100,000	103,131

Diversified Telecommunication Services - 2.6%
BellSouth Corporation
6.00%, 10/15/2011		100,000	104,079
Verizon Global Funding Corp.:
7.25%, 12/01/2010		10,000	10,569
7.375%, 09/01/2012		150,000	162,242
			276,890
Electrical Equipment - 0.4%
Arrow Electronics, Inc.
9.15%, 10/01/2010		40,000	40,078

Energy Equipment & Services - 3.7%
Baker Hughes Incorporated
6.50%, 11/15/2013		150,000	164,628
Halliburton Company
5.50%, 10/15/2010		40,000	41,585
Weatherford International Ltd.:
5.95%, 06/15/2012		100,000	95,757
6.35%, 06/15/2017		100,000	85,805
			387,775
Food & Staples Retailing - 4.1%
Costco Wholesale Corporation
5.30%, 03/15/2012		100,000	106,741
CVS Caremark Corporation
5.75%, 08/15/2011		100,000	104,942
Walgreen Company
4.875%, 08/01/2013		200,000	212,142
			423,825
Food Products - 2.9%
The Hershey Company
4.85%, 08/15/2015		200,000	203,404
McCormick & Company, Incorporated
5.25%, 09/01/2013		100,000	103,856
			307,260
Health Care Equipment & Supplies - 1.9%
Fisher Scientific International Inc.
6.75%, 08/15/2014
Callable 08/15/2009		100,000	100,869
Medtronic, Inc.
4.50%, 03/15/2014		100,000	102,652
			203,521
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corporation
6.00%, 04/15/2011		100,000	107,852

Household Products - 3.4%
Kimberly-Clark Corporation
5.625%, 02/15/2012		100,000	106,677
The Procter & Gamble Company
8.00%, 09/01/2024
Putable 09/01/2014		200,000	245,199
			351,876
Industrial Conglomerates - 1.8%
3M Co.
4.375%, 08/15/2013		175,000	184,481

Investment Bank & Brokerage - 2.6%
Credit Suisse First Boston USA
6.50%, 01/15/2012		45,000	46,006
The Goldman Sachs Group, Inc.:
5.15%, 01/15/2014		30,000	27,408
5.125%, 01/15/2015		100,000	90,223
Morgan Stanley
3.25%, 12/01/2011		100,000	103,865
			267,502
Machinery - 1.0%
Dover Corporation
6.50%, 02/15/2011		100,000	106,170

Media - 1.6%
The Walt Disney Company
6.375%, 03/01/2012		150,000	162,224

Metals & Mining - 2.9%
Alcoa Inc.
6.00%, 01/15/2012		150,000	130,827
Peabody Energy Corporation
6.875%, 03/15/2013
Callable 06/12/2009		175,000	171,500
			302,327
Multiline Retail - 2.5%
J.C. Penney Co., Inc.
7.65%, 08/15/2016		200,000	160,567
Target Corporation
6.35%, 01/15/2011		100,000	105,966
			266,533
Oil & Gas Exploration & Production Companies - 12.8%
Amerada Hess Corporation
6.65%, 08/15/2011		100,000	102,062
Apache Corporation
6.25%, 04/15/2012		100,000	106,277
Burlington Resources Finance Company (a)
6.68%, 02/15/2011		100,000	107,762
Conoco Funding Company (a)
6.35%, 10/15/2011		100,000	108,264
EOG Resources, Inc.
6.125%, 10/01/2013		150,000	160,114
Noble Energy, Inc.
5.25%, 04/15/2014		200,000	184,385
Occidental Petroleum Corporation
6.75%, 01/15/2012		100,000	107,615
ONEOK, Inc.
5.20%, 06/15/2015		40,000	35,662
USX Corporation
9.125%, 01/15/2013		200,000	218,818
XTO Energy, Inc.
6.25%, 04/15/2013		200,000	206,777
			1,337,736
Real Estate - 0.6%
Health Care Property Investors, Inc.
6.45%, 06/25/2012		20,000	16,608
Health Care REIT, Inc.
8.00%, 09/12/2012		50,000	45,065
			61,673
Road & Rail - 1.0%
Burlington Northern Santa Fe Corporation
6.75%, 07/15/2011		100,000	105,518

Software - 2.0%
Oracle Corporation:
5.00%, 01/15/2011		100,000	104,884
5.25%, 01/15/2016		100,000	102,107
			206,991
Specialty Retail - 2.0%
The Home Depot, Inc.
4.625%, 08/15/2010		100,000	100,236
Lowe's Companies, Inc.
8.25%, 06/01/2010		100,000	105,564
			205,800

TOTAL CORPORATE BONDS (Cost $7,999,999)			7,969,649

MUNICIPAL BONDS - 3.7%
Southern California Public Power Authority Power Project
6.93%, 05/15/2017		330,000	382,784

TOTAL MUNICIPAL BONDS (Cost $371,142)			382,784

PREFERRED STOCKS - 0.8%
Investment Bank & Brokerage - 0.8%
The Goldman Sachs Group, Inc.
Callable 10/31/2010		4,750	89,062

TOTAL PREFERRED STOCKS (Cost $118,750)			89,062

U.S. GOVERNMENT & AGENCY ISSUES - 16.9%
Federal Home Loan Bank - 3.7%
4.625%, 10/10/2012		150,000	162,736
5.50%, 08/13/2014		200,000	228,143
			390,879
U.S. Treasury Inflation Indexed Bond - 2.2%
1.625%, 01/15/2015		232,213	234,971

U.S. Treasury Notes - 11.0%
3.50%, 01/15/2011		212,301	221,921
4.20%, 09/30/2012		100,000	110,102
4.25%, 11/15/2014		200,000	227,062
4.25%, 08/15/2015		200,000	227,937
5.125%, 05/15/2016		300,000	357,985
			1,145,007

TOTAL U.S. GOVERNMENT & AGENCY ISSUES (Cost $1,591,477)			1,770,857

SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
Dreyfus Government Cash Management Fund - Institutional Shares		103,121	103,121
Federated Government Obligations Fund - Institutional Shares		6,996	6,996

TOTAL SHORT-TERM INVESTMENTS (Cost $110,117)			110,117

Total Investments (Cost $10,191,485) - 98.7%			10,322,469
Other Assets in Excess of Liabilities - 1.3%			134,200
TOTAL NET ASSETS - 100.0%			$10,456,669

(a)	U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows:

Cost of investments	$10,191,485
Gross unrealized appreciation	$361,777
Gross unrealized depreciation	(230,793)
Net unrealized appreciation	$130,984

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to
Financial Statements section in the Fund's most recent semi-annual or annual report.

SFAS 157 - Summary of Fair Value Exposure at March 31, 2009

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“SFAS 157”) effective for fiscal years beginning after November 15, 2007. SFAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Funds have adopted SFAS 157 effective January 1, 2008. A summary of the fair value hierarchy under SFAS 157 is described below:

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' net assets as of March 31, 2009:

Description	Level 1	Level 2	Level 3	Total	Other Financial Instruments* Level 2
LKCM Small Cap Fund	$ 378,448,088	$ —	$ —	$ 378,448,088	$ —
LKCM Equity Fund	33,243,643	—	—	33,243,643	—
LKCM Balanced Fund	6,583,880	3,132,118	—	9,715,998	—
LKCM Fixed Income Fund	1,016,359	121,014,953	—	122,031,312	—
LKCM International Fund	—	28,555,117	—	28,555,117	118,171
LKCM Aquinas Value Fund	23,630,374	—	—	23,630,374	—
LKCM Aquinas Growth Fund	25,147,315	—	—	25,147,315	—
LKCM Aquinas Small Cap Fund	3,091,616	—	—	3,091,616	—
LKCM Aquinas Fixed Income Fund	199,179	10,123,290	—	10,322,469	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

SFAS 161 - Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the Financial Accounting Standards Board issued Standard No. 161, “Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds' derivative and hedging activities.   The Funds have adopted SFAS 161 effective January 1, 2009.  Management has evaluated the impact and adoption of SFAS 161 and has determined that there is no material impact on the Funds' financial statements.  The LKCM International Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  The Fund may use forward exchange contracts to hedge against changes in the value of foreign currencies.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and financial officers have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).   Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) LKCM Funds

By (Signature and Title) /s/ J. Luther King, Jr.
 J. Luther King, Jr., President

Date   5/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ J. Luther King, Jr.
 J. Luther King, Jr., President

Date 5/28/09

By (Signature and Title) /s/ Richard Lenart
 Richard Lenart, Treasurer

Date 5/28/09